SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Notes and other explanatory information [abstract]
Net loss for the year attributable to A2Z’s shareholders	$ 16,996	$ 16,061		$ 16,557
Basic weighted average number of ordinary shares	21,369,527	13,899,212		11,072,711
Diluted weighted average number of ordinary shares	21,369,527	13,899,212		11,072,711
Basic loss per share	$ 0.80	$ 1.15	[1],[2]	$ 1.50	[2],[3]
Diluted loss per share	$ 0.80	$ 1.15	[1],[2]	$ 1.50	[2],[3]

[1]	An adjustment to reflect an immaterial incorrect classification.
[2]	On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.
[3]	An adjustment to reflect an immaterial incorrect classification.